Condensed Statements of Operations (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Redeemable Shares
Statement [Line Items]
Weighted-average common shares outstanding diluted, redeemable shares subject to redemption	1,252,372	5,733,920	2,789,393	5,463,799
Diluted net loss per share, redeemable shares subject to redemption	$ (0.01)	$ (0.13)	$ (0.15)	$ (0.06)
Non-Redeemable Shares
Statement [Line Items]
Weighted-average common shares outstanding diluted, redeemable shares subject to redemption	1,728,078	1,728,078	1,447,964	1,728,078
Diluted net loss per share, redeemable shares subject to redemption	$ (0.26)	$ (0.32)	$ (0.49)	$ (1.25)